PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment
Balance at beginning of period	$ 4,652
Impairment	0	$ 0	$ (118)
Balance at end of period	4,892	4,652
Cost
Property and equipment
Balance at beginning of period	71,851	79,679
Additions during the year	1,289	1,660
Disposals during the year	(8,184)	(1,176)
Transfer from inventory, net	226	564
Currency translation differences	(1,838)	(8,876)
Balance at end of period	63,344	71,851	79,679
Accumulated depreciation
Property and equipment
Balance at beginning of period	(67,199)	(75,654)
Additions during the year	958	1,109
Disposals during the year	7,906	1,124
Transfer from inventory, net		7
Currency translation differences	(1,799)	(8,447)
Balance at end of period	(58,452)	(67,199)	(75,654)
Computers and peripheral equipment
Property and equipment
Balance at beginning of period	1,035
Balance at end of period	1,239	1,035
Computers and peripheral equipment | Cost
Property and equipment
Balance at beginning of period	16,856	18,334
Additions during the year	699	479
Disposals during the year	(3,275)	(4)
Transfer from inventory, net	0	0
Currency translation differences	(348)	(1,953)
Balance at end of period	13,932	16,856	18,334
Computers and peripheral equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(15,821)	(17,292)
Additions during the year	329	385
Disposals during the year	3,113	4
Transfer from inventory, net		0
Currency translation differences	(344)	(1,852)
Balance at end of period	(12,693)	(15,821)	(17,292)
Medical equipment
Property and equipment
Balance at beginning of period	107
Balance at end of period	83	107
Medical equipment | Cost
Property and equipment
Balance at beginning of period	5,466	6,150
Additions during the year	7	31
Disposals during the year	0	0
Transfer from inventory, net	0	0
Currency translation differences	(165)	(715)
Balance at end of period	5,308	5,466	6,150
Medical equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(5,359)	(6,018)
Additions during the year	26	42
Disposals during the year	0	0
Transfer from inventory, net		0
Currency translation differences	(160)	(701)
Balance at end of period	(5,225)	(5,359)	(6,018)
Office furniture and equipment
Property and equipment
Balance at beginning of period	587
Balance at end of period	502	587
Office furniture and equipment | Cost
Property and equipment
Balance at beginning of period	2,198	2,350
Additions during the year	66	153
Disposals during the year	(366)	(64)
Transfer from inventory, net	0	0
Currency translation differences	(33)	(241)
Balance at end of period	1,865	2,198	2,350
Office furniture and equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(1,611)	(1,756)
Additions during the year	104	100
Disposals during the year	325	64
Transfer from inventory, net		0
Currency translation differences	(27)	(181)
Balance at end of period	(1,363)	(1,611)	(1,756)
Motor vehicles and ambulances
Property and equipment
Balance at beginning of period	287
Balance at end of period	407	287
Motor vehicles and ambulances | Cost
Property and equipment
Balance at beginning of period	2,210	2,498
Additions during the year	181	4
Disposals during the year	(46)	(2)
Transfer from inventory, net	0	0
Currency translation differences	(60)	(290)
Balance at end of period	2,285	2,210	2,498
Motor vehicles and ambulances | Accumulated depreciation
Property and equipment
Balance at beginning of period	(1,923)	(2,139)
Additions during the year	60	36
Disposals during the year	46	2
Transfer from inventory, net		0
Currency translation differences	(59)	(250)
Balance at end of period	(1,878)	(1,923)	(2,139)
Leasehold improvements
Property and equipment
Balance at beginning of period	984
Balance at end of period	950	984
Leasehold improvements | Cost
Property and equipment
Balance at beginning of period	3,930	3,777
Additions during the year	127	598
Disposals during the year	0	0
Transfer from inventory, net	0	0
Currency translation differences	(106)	(445)
Balance at end of period	3,951	3,930	3,777
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance at beginning of period	(2,946)	(3,152)
Additions during the year	139	158
Disposals during the year	0	0
Transfer from inventory, net		0
Currency translation differences	(84)	(364)
Balance at end of period	(3,001)	(2,946)	(3,152)
Devices on loan
Property and equipment
Balance at beginning of period	1,652
Balance at end of period	1,711	1,652
Devices on loan | Cost
Property and equipment
Balance at beginning of period	41,191	46,570
Additions during the year	209	395
Disposals during the year	(4,497)	(1,106)
Transfer from inventory, net	226	564
Currency translation differences	(1,126)	(5,232)
Balance at end of period	36,003	41,191	46,570
Devices on loan | Accumulated depreciation
Property and equipment
Balance at beginning of period	(39,539)	(45,297)
Additions during the year	300	388
Disposals during the year	4,422	1,054
Transfer from inventory, net		7
Currency translation differences	(1,125)	(5,099)
Balance at end of period	$ (34,292)	$ (39,539)	$ (45,297)